Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.42750%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$292,689.37

Principal:
Principal Collections	$7,266,709.59
Prepayments in Full	$2,796,163.88
Liquidation Proceeds	$42,168.90
Recoveries	$101,692.05
Sub Total	$10,206,734.42
Collections	$10,499,423.79

Purchase Amounts:
Purchase Amounts Related to Principal	$113,188.69
Purchase Amounts Related to Interest	$463.66
Sub Total	$113,652.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,613,076.14

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,613,076.14
Servicing Fee	$112,471.68	$112,471.68	$0.00	$0.00	$10,500,604.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,500,604.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,500,604.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,500,604.46
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,500,604.46
Interest - Class A-4 Notes	$69,619.18	$69,619.18	$0.00	$0.00	$10,430,985.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,430,985.28
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$10,379,930.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,379,930.95
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$10,341,514.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,341,514.70
Regular Principal Payment	$9,516,855.88	$9,516,855.88	$0.00	$0.00	$824,658.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$824,658.82
Residual Released to Depositor	$0.00	$824,658.82	$0.00	$0.00	$0.00
Total		$10,613,076.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,516,855.88
Total					$9,516,855.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,516,855.88	$92.59	$69,619.18	$0.68	$9,586,475.06	$93.27
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$9,516,855.88	$9.04	$159,089.76	$0.15	$9,675,945.64	$9.19

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$52,214,386.17	0.5080209	$42,697,530.29	0.4154264
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$104,844,386.17	0.0996042	$95,327,530.29	0.0905630

Pool Information
Weighted Average APR	2.600%	2.598%
Weighted Average Remaining Term	21.75	21.03
Number of Receivables Outstanding	15,544	14,873
Pool Balance	$134,966,019.11	$124,650,306.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$125,896,577.10	$116,379,721.22
Pool Factor	0.1179604	0.1089444

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$8,270,584.93
Targeted Overcollateralization Amount	$29,322,775.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,322,775.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$97,481.90
(Recoveries)		112	$101,692.05
Net Loss for Current Collection Period			$(4,210.15)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0374%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8803%
Second Prior Collection Period			0.2799%
Prior Collection Period			1.1760%
Current Collection Period			-0.0389%
Four Month Average (Current and Prior Three Collection Periods)			0.5743%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3148	$11,584,144.21
(Cumulative Recoveries)			$2,410,807.68
Cumulative Net Loss for All Collection Periods			$9,173,336.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8018%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,679.84
Average Net Loss for Receivables that have experienced a Realized Loss			$2,914.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.48%	250	$3,089,684.33
61-90 Days Delinquent	0.25%	22	$306,269.94
91-120 Days Delinquent	0.02%	2	$20,567.88
Over 120 Days Delinquent	0.50%	40	$623,489.52
Total Delinquent Receivables	3.24%	314	$4,040,011.67

Repossession Inventory:
Repossessed in the Current Collection Period		12	$128,977.92
Total Repossessed Inventory		19	$203,947.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4866%
Prior Collection Period			0.4246%
Current Collection Period			0.4303%
Three Month Average			0.4472%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7624%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer